City Holding Company (Parent Company Only) Financial Information	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
City Holding Company (Parent Company Only) Financial Information
CITY HOLDING COMPANY (PARENT COMPANY ONLY) FINANCIAL INFORMATION

Condensed Balance Sheets

The following table presents the condensed balance sheets of City Holding Company, parent company only (in thousands):

	December 31
	2013	2012

Assets
Cash	$28,423	$14,349
Securities available-for-sale	4,673	4,186
Investment in subsidiaries	373,886	332,156
Deferred tax asset	2,990	3,247
Fixed assets	10	11
Other assets	519	2,180
Total Assets	$410,501	$356,129

Liabilities
Junior subordinated debentures	$16,495	$16,495
Dividends payable	5,828	5,192
Accrued interest payable	25	24
Other liabilities	530	1,144
Total Liabilities	22,878	22,855

Shareholders’ Equity	387,623	333,274
Total Liabilities and Shareholders’ Equity	$410,501	$356,129

Junior subordinated debentures represent the Parent Company’s amounts owed to City Holding Capital Trust III.

Condensed Statements of Comprehensive Income

The following table presents the condensed statements of comprehensive income of City Holding Company, parent company only (in thousands):

	Year Ended December 31
	2013	2012	2011

Income
Dividends from subsidiaries	$46,317	$41,422	$44,600
Investment securities gains	89	1,134	—
Other income	66	65	92
	46,472	42,621	44,692
Expenses
Interest expense	617	661	639
Investment securities losses	—	—	918
Other expenses	2,352	533	613
	2,969	1,194	2,170
Income Before Income Tax (Benefit) Expense and Equity in Undistributed Net Income (Excess Dividends) of Subsidiaries	43,503	41,427	42,522
Income tax (benefit) expense	(1,050)	2	(704)
Income Before Equity in Undistributed Net Income (Excess Dividends) of Subsidiaries	44,553	41,425	43,226
Equity in undistributed net income (excess dividends) of subsidiaries	3,662	(2,480)	(2,548)
Net Income	$48,215	$38,945	$40,678

Total Comprehensive Income	$44,647	$41,430	$39,268

Condensed Statements of Cash Flows

The following table presents the condensed statements of cash flows of City Holding Company, parent company only (in thousands):

	Year Ended December 31
	2013	2012	2011
Operating Activities
Net income	$48,215	$38,945	$40,678
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment securities (gains) losses	(89)	(1,134)	918
Amortization and accretion	5	19	19
Deferred income tax benefit	—	—	(363)
Stock based compensation	205	224	—
Depreciation	1	1	1
Change in other assets	1,656	740	1,522
Change in other liabilities	(236)	1,136	(965)
(Equity in undistributed net income) excess dividends of subsidiaries	(3,662)	2,480	2,548
Net Cash Provided by Operating Activities	46,095	42,411	44,358

Investing Activities
Purchases of available for sale securities	—	(403)	(29)
Proceeds from sales of available for sale securities	137	2,473	—
Acquisition of Community Financial Corporation	(12,708)	—	—
Acquisition of Virginia Savings Bank	—	(4,672)	—
Net Cash Used in Investing Activities	(12,571)	(2,602)	(29)

Financing Activities
Dividends paid	(22,878)	(20,710)	(20,630)
Purchases of treasury stock	—	(7,915)	(23,790)
Exercise of stock options	3,428	544	463
Net Cash Used in Financing Activities	(19,450)	(28,081)	(43,957)
Increase in Cash and Cash Equivalents	14,074	11,728	372
Cash and cash equivalents at beginning of year	14,349	2,621	2,249
Cash and Cash Equivalents at End of Year	$28,423	$14,349	$2,621